ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUND — 20.8%
	MIXED ALLOCATION - 20.8%
405,877	Arrow Reserve Capital Management ETF(b)(e) (Cost $40,615,844)	$ 40,703,375

	SHORT-TERM INVESTMENT — 88.6%
	MONEY MARKET FUND - 88.6%
172,757,936	First American Government Obligations Fund, Class X, 4.78%(a)(c)(d) (Cost $172,757,936)	172,757,936

	TOTAL INVESTMENTS - 109.4% (Cost $213,373,780)	$ 213,461,311
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.4)%	(18,402,889)
	NET ASSETS - 100.0%	$ 195,058,422

ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.
(b)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.
(c)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”).
(d)	All or a portion of this investment is pledged as collateral for swap agreements.
(e)	Affiliated Exchange-Traded Fund.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2024

FINANCIAL INDEX SWAP
Notional Value at October 31, 2024	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$ 85,555,517	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	6/25/2025	$ (10,994,855)

Additional Information — Financial Index Swap Contract
The following table represents the individual positions and related values within the financial index swap as of October 31, 2024.
Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
21	Aussie 10Yr Bond	Dec-24	Morgan Stanley	$ 1,509,522	0.15%	$ (16,020)
14	Australian Dollar CME	Dec-24	Morgan Stanley	900,116	0.09%	(17,859)
452	British Pound CME	Dec-24	Morgan Stanley	36,356,413	3.62%	(672,515)
33	Cac Index	Nov-24	Morgan Stanley	2,659,376	0.26%	(66,328)
128	Canadian Bond	Dec-24	Morgan Stanley	11,231,162	1.12%	(239,885)
12	CFE Vix	Dec-24	Morgan Stanley	231,437	0.02%	3,172
6	CFE Vix	Jan-25	Morgan Stanley	115,785	0.01%	4,097
81	Dax Index	Dec-24	Morgan Stanley	42,227,581	4.20%	(621,108)
67	Emini Nasdaq	Dec-24	Morgan Stanley	27,007,885	2.69%	(611,748)
174	Emini S&P	Dec-24	Morgan Stanley	49,922,675	4.97%	(1,113,598)
576	Euribor	Mar-26	Morgan Stanley	153,156,494	15.25%	(289,501)
325	Euro Btp Futures	Dec-24	Morgan Stanley	42,174,664	4.20%	(637,243)
397	Euro_Stoxx50	Dec-24	Morgan Stanley	20,854,349	2.08%	(667,150)
220	Ftse Index	Dec-24	Morgan Stanley	23,024,865	2.29%	(601,663)
64	Hang Seng Index	Nov-24	Morgan Stanley	8,313,987	0.83%	(124,645)
13	Ice 3Mth Sonia Future	Dec-25	Morgan Stanley	3,926,155	0.39%	(15,960)
125	Mexican Peso CME	Dec-24	Morgan Stanley	3,102,298	0.31%	(17,292)
233	Mini Dow	Dec-24	Morgan Stanley	48,792,978	4.86%	(597,321)
70	New Zealand Dollar CME	Dec-24	Morgan Stanley	4,201,967	0.42%	(216,718)
54	Osk Nikkei	Dec-24	Morgan Stanley	13,810,545	1.38%	97,586
160	S&P Canada	Dec-24	Morgan Stanley	33,362,729	3.32%	(289,243)
411	Sfe Spi 200	Dec-24	Morgan Stanley	55,133,628	5.49%	(574,072)
93	Topix Index	Dec-24	Morgan Stanley	16,455,750	1.64%	118,968
66	US T.Bond	Dec-24	Morgan Stanley	7,841,251	0.78%	(332,742)
						$ (7,498,788)

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(162)	2 Yr T-Note	Dec-24	Morgan Stanley	$ (33,417,153)	3.33%	$ 35,976
(103)	5 Yr T-Note	Dec-24	Morgan Stanley	(11,006,083)	1.10%	8,415
(484)	Aussie 3 Yr Bond	Dec-24	Morgan Stanley	(33,586,222)	3.34%	64,016
(748)	Canadian Dollar CME	Dec-24	Morgan Stanley	(53,839,793)	5.36%	171,157
(9)	CFE Vix	Nov-24	Morgan Stanley	(184,374)	0.02%	(8,063)
(65)	Erx 2 Bund	Dec-24	Morgan Stanley	(7,471,720)	0.74%	(21)
(17)	Erx Bobl	Dec-24	Morgan Stanley	(1,835,684)	0.18%	260
(160)	Eur/Usd CME	Dec-24	Morgan Stanley	(21,821,831)	2.17%	(125,393)
(30)	Euro Bund	Dec-24	Morgan Stanley	(4,341,513)	0.43%	5,175
(31)	Euro Oat Futures	Dec-24	Morgan Stanley	(4,238,782)	0.42%	18,234
(22)	Gilts	Dec-24	Morgan Stanley	(2,723,484)	0.27%	17,188
(67)	Japan Govt Bond Ose	Dec-24	Morgan Stanley	(63,958,773)	6.37%	(146,122)
(317)	Japanese Yen CME	Dec-24	Morgan Stanley	(26,179,600)	2.61%	405,637
(132)	Swiss Franc CME	Dec-24	Morgan Stanley	(19,178,777)	1.91%	(17,417)
(115)	Three-Month Sofr	Jun-25	Morgan Stanley	(27,727,029)	2.76%	6,843
(17)	US 10 Yr Notes	Dec-24	Morgan Stanley	(2,134,257)	0.21%	2,348
						$ 438,233
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 8.41%.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2024

COMMODITY INDEX SWAP ++
Notional Value at October 31, 2024	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$ 112,390,834	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/25/2025	$ (163,867)

					Net Unrealized Depreciation on Swap Contracts	$ (11,158,722)
++ All these contracts are holdings of the Arrow MFT Fund Limited.

Additional Information — Commodity Index Swap Contract
The following table represents the individual positions and related values within the commodity index swap as of October 31, 2024.
Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
330	Aluminium LME	Dec-24	Morgan Stanley	$ 21,524,099	4.83%	$ 815,882
14	Brent Oil	Feb-25	Morgan Stanley	999,809	0.22%	(45,294)
92	Cocoa NY	Dec-24	Morgan Stanley	6,723,179	1.51%	(336,513)
102	Coffee NY	Dec-24	Morgan Stanley	9,362,199	2.10%	(60,621)
13	Crude Oil	Dec-24	Morgan Stanley	887,517	0.20%	(21,479)
25	Gasoline Blendstock	Dec-24	Morgan Stanley	2,042,882	0.46%	(87,147)
144	Gold CMX	Dec-24	Morgan Stanley	39,566,334	8.88%	1,623,944
66	Hi Gr. Copper	Dec-24	Morgan Stanley	7,165,646	1.61%	(168,101)
262	Lean Hogs	Dec-24	Morgan Stanley	8,788,939	1.97%	427,958
562	Live Cattle	Dec-24	Morgan Stanley	41,869,572	9.40%	(217,439)
105	Natural Gas Ttf (Gts)	Dec-24	Morgan Stanley	3,462,260	0.78%	(182,533)
110	Nickel LME	Dec-24	Morgan Stanley	10,327,281	2.32%	(911,174)
85	Platinum Nmx	Jan-25	Morgan Stanley	4,236,874	0.95%	(181,337)
78	Silver CMX	Dec-24	Morgan Stanley	12,769,350	2.87%	350,086
131	Wpg Canola	Jan-25	Morgan Stanley	1,226,119	0.28%	6,926
239	Zinc LME	Dec-24	Morgan Stanley	18,081,360	4.06%	336,185
						$ 1,349,343

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(259)	Aluminium LME	Dec-24	Morgan Stanley	$ (16,898,024)	3.79%	$ (1,632,155)
(767)	Beanmeal	Dec-24	Morgan Stanley	(22,968,215)	5.14%	966,147
(56)	Beanoil	Dec-24	Morgan Stanley	(1,521,733)	0.34%	(85,816)
(605)	Corn	Dec-24	Morgan Stanley	(12,429,875)	2.79%	(131,260)
(198)	Cotton	Dec-24	Morgan Stanley	(6,891,899)	1.55%	132,347
(54)	Gas Oil Ldn	Dec-24	Morgan Stanley	(3,622,868)	0.81%	(36,151)
(55)	Heating Oil	Dec-24	Morgan Stanley	(5,180,926)	1.11%	(60,067)
(363)	Iron Ore Cfr China Future	Dec-24	Morgan Stanley	(3,760,916)	0.84%	(54,228)
(142)	Kcbt Red Wheat	Dec-24	Morgan Stanley	(4,040,046)	0.91%	62,925
(176)	Natural Gas	Dec-24	Morgan Stanley	(4,776,306)	1.07%	462,517
(196)	Nickel LME	Dec-24	Morgan Stanley	(18,349,365)	4.12%	894,319
(497)	Soybeans	Jan-25	Morgan Stanley	(24,703,367)	5.23%	(89,084)
(153)	Sugar NY	Mar-25	Morgan Stanley	(3,891,267)	0.83%	(293,730)
(145)	Wheat	Dec-24	Morgan Stanley	(4,133,270)	0.93%	(9,734)
(150)	Zinc LME	Dec-24	Morgan Stanley	(11,356,887)	2.55%	(905,535)
						$ (779,505)
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 25.55%.